Consolidated Statement Of Profit Or Loss And Other Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares
Income
Revenue	₨ 78,223	$ 952	₨ 59,349	₨ 48,187
Other operating income	1,105	13	2,694	80
Late payment surcharge from customers	1,134	14
Finance income and fair value change in derivative instruments	2,910	35	2,013	3,354
Other income	4,581	56	5,139	2,870
Change in fair value of warrants	1,356	17
Total income	89,309	1,087	69,195	54,491
Expenses
Raw materials and consumables used (refer Note 60)	6,956	85	324	426
Employee benefits expense	4,413	54	4,501	1,259
Depreciation and amortisation	15,901	193	13,764	12,026
Other expenses	13,636	166	9,925	7,582
Finance costs and fair value change in derivative instruments	50,966	620	41,712	38,281
Change in fair value of warrants			690
Listing and related expenses			10,512
Total expenses	91,872	1,118	81,428	59,574
Profit (loss) from operating activities	(2,563)	(31)	(12,233)	(5,083)
Share in (loss) / gain of jointly controlled entities	93	1		(45)
Loss before tax	(2,470)	(30)	(12,233)	(5,128)
Income tax expense
Current tax	955	12	1,167	785
Deferred tax	1,593	19	2,797	2,091
Adjustment of current tax relating to earlier years	11	0	(69)	28
Loss for the year	(5,029)	(61)	(16,128)	(8,032)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Net (loss) /gain on cash flow hedge reserve	1,487	18	4,201	(5,065)
Net loss on cost of hedge reserve	(377)	(5)	(1,385)	(539)
Total net (loss) / gain on cash flow hedges	1,110	14	2,816	(5,603)
Income tax effect	(249)	(3)	750	1,532
Other comprehensive income, net of tax, cash flow hedges	861	10	3,566	(4,072)
Exchange differences on translation of foreign operations	345	4	191	(2)
Other comprehensive income, net of tax, exchange differences on translation	345	4	191	(2)
Net other comprehensive (loss) / income that may be reclassified to profit or loss in subsequent periods (b)	1,206	15	3,757	(4,074)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Re-measurement loss of defined benefit plan	3	0	9	(8)
Income tax effect	(1)	0	(3)	1
Net other comprehensive gain / (loss) that will not be reclassified to profit or loss in subsequent periods (c)	2	0	6	(7)
Total other comprehensive income	1,208	15	3,763	(4,081)
Total comprehensive (loss) / income for the year, net of tax	(3,821)	(46)	(12,365)	(12,113)
Loss attributable to:
Equity holders of the parent	(4,817)	(59)	(16,077)	(7,818)
Non-controlling interests	(212)	(3)	(51)	(214)
Loss for the year	(5,029)	(61)	(16,128)	(8,032)
Total comprehensive (loss) / gain attributable to:
Equity holders of the parent	(3,760)	(46)	(12,700)	(11,965)
Non-controlling interests	(61)	(1)	335	(148)
Total comprehensive (loss) / income for the year, net of tax	₨ (3,821)	$ (46)	₨ (12,365)	₨ (12,113)
Loss per share
Basic loss attributable to ordinary equity holders of the Parent (in INR and USD) | (per share)	₨ (12.32)	$ (0.15)	₨ (40.82)	₨ (19.49)
Diluted loss attributable to ordinary equity holders of the Parent (in INR and USD) | (per share)	₨ (12.32)	$ (0.15)	₨ (40.82)	₨ (19.49)